DEBTS PAYABLE & SENIOR SECURED NOTES	12 Months Ended
Dec. 31, 2020
DEBTS PAYABLE & SENIOR SECURED NOTES
DEBTS PAYABLE & SENIOR SECURED NOTES

12. DEBTS PAYABLE & SENIOR SECURED NOTES

Debt payable

Debts payable
As of December 31, 2019	$43,995,661
Acquired through combinations and acquisitions [Note 1 and 4]	25,131,964
Incurred	–
Less: repayment	(5,615,225)
Total debts payable, undiscounted as of December 31, 2020	63,512,400
Less: discounted to fair value	(1,279,819)
Total debts payable as of December 31, 2020	$62,232,581
Total accrued interest payable related to debts payable as of December 31, 2020	$2,510,059

The details of debts payable were as follows:

	December 31, 2020
	Related party debt	Non-related party debt	Total debt
Principal payments	$31,616,879	$31,895,521	$63,512,400
Less: current portion	4,747,367	3,897,266	8,644,633
Total non-current debt, undiscounted	$26,869,512	$27,998,255	$54,867,767
Less: discount to fair value	–	(1,279,819)	(1,279,819)
Total non-current debt	$26,869,512	$26,718,436	$53,587,948

The following table presents the future debt obligation as of December 31, 2020:

Future debt obligations (per year)
2021	$8,644,633
2022	5,611,722
2023	11,446,496
2024	37,809,549
2025	–
Total debt obligations	$63,512,400

As part of the combinations and acquisitions, the Corporation issued and assumed notes with related and non-related parties. The related party notes are considered part of the purchase price to the former shareholders of the acquired businesses. As a result of the combinations and acquisitions, several of these individual shareholders are now considered related parties of the Corporation across various roles including directors, officers, and shareholders.

Pursuant to the Sira Agreement, the Corporation issued a related-party promissory note in the amount of $5,000,000 to a lender of Sira that is secured by all the assets of Sira. The note matures five years from the closing date with a 6% annual interest rate. In addition, the Corporation agreed to assume a non-related party loan of $29,393 that matures on November 10, 2020 with a 5.49% annual interest rate. Total balance assumed was $13,053.

Pursuant to the Canopy Agreement, the Corporation issued a related-party promissory note in the amount of $4,500,000 to Canopy that is secured by all the assets of Canopy. The note matures five years from the closing date with a 6% annual interest rate. In addition, the Corporation agreed to assume a non-related party loan of $421,128 that matures on October 1, 2020 with a 7% annual interest rate. The assumed loan was amended in June 2020 to mature on February 1, 2021 with a 10% annual interest rate.

Pursuant to the Washoe Agreement, the Corporation issued a related-party promissory note in the amount of $5,640,000 to the former members of Washoe that is secured by all the assets of Washoe. The note matures three years from the closing date with a 6% annual interest rate. In addition, the Corporation agreed to assume a related-party member loan that has $6,561,818 remaining, secured by an all-assets security interest over all assets of Washoe that matures three years from the closing date with a 6% interest rate. The note was amended in March 2020 to increase the interest rate to 7% in exchange for a three month deferral of principal. The Corporation also agreed to assume non-related party notes of $2,525,000 and $190,000 that mature on September 1, 2022 and July 23, 2023 with 5% and 6% annual interest rates, respectively; both are secured by real property owned by Washoe or its subsidiaries. Total balances assumed were $2,397,152 and $190,000, respectively.

Pursuant to the LivFree Agreement, the Corporation issued a related-party promissory note in the amount of $20,000,000 to the former members of LivFree that is secured by all the assets of LivFree. The note matures five years from the closing date with a 6% annual interest rate.

Pursuant to the CannaPunch Agreement, the Corporation issued a related-party promissory note in the amount of $2,000,000 to the former members of CannaPunch that is secured by all the assets of CannaPunch. The note matures five years from the closing date with a 6% annual interest rate.

Pursuant to the DocHouse Agreement, the Corporation issued non-related party promissory notes in the amount of $1,934,964 to the former members of DocHouse. The note matures three years from the closing date with an 8% annual interest rate.

Pursuant to the CannTech PA Agreement, the Corporation issued non-related party promissory notes in the amount of $15,197,000, to the former members of CannTech PA that is secured by all the assets of CannTech PA. The fair value of the notes as of the CannTech PA acquisition date was $13,917,181. The note matures three and a half years from the closing date with a 9% annual interest rate. In addition, the Corporation agreed to assume non-related party loans of $8,000,000 that mature on July 1, 2023 with a 9% annual interest rate.

Interest expense associated with related party debt payable for the years ended December 31, 2020 and 2019, was $2,031,297, and $1,548,359, respectively.

Senior secured notes

On December 10, 2020, the Corporation completed an offering to a syndicate of institutional investors comprising four-year senior secured promissory notes (the “December 2020 Notes”) with a face value of $110,000,000. The December 2020 Notes accrue interest of 12.5% per annum, payable semi-annually commencing on June 30, 2021, with a maturity 48 months from closing. These notes have the option to be paid off at face value in 24 months. The December 2020 Notes impose certain covenants and restrictions, including restrictions on the incurrence of debt, assets sales and dividends and other distributions. The December 2020 Notes are secured by all assets of the Corporation and certain of its subsidiaries. Issuance costs totaling $6,473,895 were allocated to the December 2020 Notes and will be amortized over the 48 months.

Senior secured notes
As of December 31, 2019	$–
Debt issued	110,000,000
Debt repaid	–
Debt issuance costs	(6,437,895)
Debt issuance costs amortized	90,858
Total senior secured notes payable as of December 31, 2020	$103,652,963
Total accrued interest payable related to senior secured notes as of December 31, 2020	$791,096